								Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A								PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7/31/2014

A.	DATES					Begin	End	# days

1	Payment Date						8/15/2014
2	Collection Period					7/1/2014	7/31/2014	31
3	Monthly Interest Period-Actual					7/15/2014	8/14/2014	31
4	Monthly Interest - Scheduled					7/15/2014	8/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	-	-	-	-	-	-
7	Class A-3 Notes	203,670,000.00	89,695,232.55	-	-	35,268,921.91	54,426,310.64	0.2672279
8	Class A-4 Notes	60,000,000.00	60,000,000.00	-	-	-	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	149,695,232.55	0.00	0.00	35,268,921.91	114,426,310.64
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	-	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	180,145,232.55	$0.00	$0.00	$35,268,921.91	144,876,310.64

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

			Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
		Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	69,513.81	0.3413061	35,268,921.91	173.1669952	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		122,513.81	0.1904429	35,268,921.91	54.8241468	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		160,322.56	0.2379520	35,268,921.91	52.3464170	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	251,204,975.78				219,462,946.06

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	243,847,717.84
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	219,153,077.93

			Units	Securitization Value
27	Securitization Value — Beginning of Period		19,543	279,116,639.75
28	Depreciation/Payments			(4,112,446.47)
29	Gross Credit Losses		(37)	(546,823.84)
30	Scheduled & Early Terminations		(1,687)	(21,071,820.69)
31	Payoff Units & Lease Reversals		(658)	(9,537,830.91)
32	Repurchased Leases		-	0.00

33	Securitization Value - End of Period		17,161	243,847,717.84

World Omni Automobile Lease Securitization Trust 2012-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7/31/2014

C.	SERVICING FEE

34	Servicing Fee Due				232,597.20

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(25,751.27)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.50% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	15,247	99.08%	220,214,881.44
41	31 - 60 Days Delinquent	111	0.72%	1,635,329.79
42	61 - 90 Days Delinquent	18	0.12%	253,638.55
43	91+ Days Delinquent	12	0.08%	95,231.74

44	Total	15,388	100.00%	222,199,081.52

45	Current Period Net Residual Losses/(Gains)				(1,595,491.24)

46	Current Period Net Credit Losses/(Gains)				86,610.06

World Omni Automobile Lease Securitization Trust 2012-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	40,094,977.05

48	Investment Earnings on Collection Account	1,216.87

49	Total Collected Amounts, prior to Servicer Advances	40,096,193.92

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	40,096,193.92

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	232,597.20
53	Interest on the Exchange Note - to the Trust Collection Account	311,912.84
54	Principal on the Exchange Note - to the Trust Collection Account	31,742,029.72
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,655,319.59
56	Remaining Funds Payable to Trust Collection Account	3,154,334.57

57	Total Distributions	40,096,193.92

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	39,863,596.72

59	Investment Earnings on Reserve Account	133.31

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	39,863,730.03

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	11,629.86
63	Class A Noteholders' Interest Distributable Amount	122,513.81
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	37,808.75
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	35,268,921.91
69	Remaining Funds Payable to Certificateholder	4,422,855.70

70	Total Distributions	39,863,730.03